INCOME PER SHARE (Tables)	6 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the six months indicated:

	Six months ended December 31,
	2018	2019
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to the Company - basic	$72,036	$63,746
Net income attributable to the Company - diluted (i)	$72,324	$63,838

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,450,930	60,504,151
Effect of dilutive securities
Convertible Bond	796,200	130,882
Restricted shares	24,734	13,647
Weighted average ordinary shares outstanding used in computing diluted income per share	61,271,864	60,648,680
Income per share - basic	$1.19	1.05
Income per share - diluted	$1.18	1.05
(i)	For the six months ended December 31, 2018 and 2019, interest accretion related to the Convertible Bond of $288 and 93 respectively, is added back to derive net income attributable to the Company for computing diluted income per share.